Condensed Consolidated Statements of Shareholders' Equity (USD $)	Total	Common stock	Additional paid-in capital	Retained earnings/(Accumulated deficit)	Due from shareholder
Balance at Jun. 30, 2013
Increase (Decrease) in Shareholders' Equity
Net income/(loss) for the period	$ (1,425,761)			$ (1,425,761)
Balance at Sep. 30, 2013	228,565,251	186,443	229,804,569	(1,425,761)
Balance (in shares) at Sep. 30, 2013		18,644,324
Balance at Mar. 31, 2014	692,199,432	483,650	688,881,939	2,833,843
Balance (in shares) at Mar. 31, 2014		48,365,012
Increase (Decrease) in Shareholders' Equity
Net income/(loss) for the period	7,435,926			7,435,926
Stock-based compensation	766,523		766,523
Balance at Sep. 30, 2014	$ 854,088,775	$ 577,835	$ 843,241,171	$ 10,269,769
Balance (in shares) at Sep. 30, 2014		57,783,494